Loans Receivable, Net (Details)					12 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Oct. 20, 2023	Jun. 28, 2023	Jan. 14, 2023 USD ($)	Jan. 14, 2023 CNY (¥)	Oct. 20, 2022 USD ($)	Oct. 20, 2022 CNY (¥)	Jun. 28, 2022 USD ($)	Jun. 28, 2022 CNY (¥)	Jan. 14, 2021 USD ($)	Jan. 14, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Jun. 28, 2020 USD ($)	Jun. 28, 2020 CNY (¥)
Loans Receivable, Net [Line Items]
Loan receivable balance													$ 9,137	¥ 65,000	$ 449,849	¥ 3,200,000	$ 295,213	¥ 2,100,000	$ 10,088	¥ 65,000			$ 496,632	¥ 3,200,000	$ 712,854	¥ 4,840,000
Fixed interest rate															5.20%	5.20%	5.20%	5.20%					5.20%	5.20%	5.20%	5.20%
Lending amount																	$ 356,427	¥ 2,420,000			$ 356,427	¥ 2,420,000
Collection of loans to related parties	$ 63,098	¥ 400,000	$ 363,162	¥ 2,340,000			$ 184,311
Annual rate											5.20%	5.20%
Maturity date																			Jan. 14, 2023	Jan. 14, 2023			Oct. 20, 2022	Oct. 20, 2022
Interest income										¥ 278,221
Loan [Member]
Loans Receivable, Net [Line Items]
Interest income					$ 197,634	¥ 1,423,933	$ 39,074	¥ 275,600	$ 42,456